Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	USD	USD	USD	USD

Cost
As at April 1, 2024	7,443	969,547	211,484	1,188,474
Exchange difference	498	64,863	14,148	79,509

As at March 31, 2025/April 1, 2025	7,941	1,034,410	225,632	1,267,983
Additions	-	776,508	-	776,508
Exchange difference	759	(677,629)	21,568	(655,302)

As at March 31, 2026	8,700	1,133,289	247,200	1,389,189

Accumulated amortisation
As at April 1, 2024	7,221	131,966	211,484	350,671
Charge for the financial year	33	163,060	-	163,093
Exchange difference	484	11,274	14,148	25,906

As at March 31, 2025/April 1, 2025	7,738	306,300	225,632	539,670
Charge for the financial year	35	173,416	-	173,451
Exchange difference	742	37,189	21,568	59,499

As at March 31, 2026	8,515	516,905	247,200	772,620

Carrying amount

As at March 31, 2026	185	616,384	-	616,569

As at March 31, 2025	203	728,110	-	728,313